RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-Use Assets [Abstract]
Balance at the beginning	S/ 499,715
Depreciation of the period	142,640	S/ 147,833	S/ 151,282
Balance at the end	402,538	499,715
Net carrying amount	402,538	499,715	543,833
Lease Liabilities [Abstract]
Finance lease liability	404,800	512,600
Property: Agencies and Offices [Member]
Right-of-Use Assets [Abstract]
Net carrying amount	343,631
Servers and Technology Platforms [Member]
Right-of-Use Assets [Abstract]
Net carrying amount	27,127
Transport Units [Member]
Right-of-Use Assets [Abstract]
Net carrying amount	4,726
Other Leases [Member]
Right-of-Use Assets [Abstract]
Net carrying amount	27,054
Cost [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning	1,085,243	1,026,891	969,355
Additions	52,441	122,841	113,948
Disposal and others	(39,471)	(64,489)	(56,412)
Balance at the end	1,098,213	1,085,243	1,026,891
Cost [Member] | Property: Agencies and Offices [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning	847,254
Additions	49,827
Disposal and others	(36,986)
Balance at the end	860,095	847,254
Cost [Member] | Servers and Technology Platforms [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning	152,371
Additions	590
Disposal and others	(2,193)
Balance at the end	150,768	152,371
Cost [Member] | Transport Units [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning	6,108
Additions	2,024
Disposal and others	(82)
Balance at the end	8,050	6,108
Cost [Member] | Other Leases [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning	79,510
Additions	0
Disposal and others	(210)
Balance at the end	79,300	79,510
Accumulated Depreciation [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning	585,528	483,058	382,938
Depreciation of the period	142,640	147,833	151,335
Disposal and others	(32,493)	(45,363)	(51,215)
Balance at the end	695,675	585,528	S/ 483,058
Accumulated Depreciation [Member] | Property: Agencies and Offices [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning	448,657
Depreciation of the period	98,977
Disposal and others	(31,170)
Balance at the end	516,464	448,657
Accumulated Depreciation [Member] | Servers and Technology Platforms [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning	97,096
Depreciation of the period	27,650
Disposal and others	(1,105)
Balance at the end	123,641	97,096
Accumulated Depreciation [Member] | Transport Units [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning	2,232
Depreciation of the period	1,124
Disposal and others	(32)
Balance at the end	3,324	2,232
Accumulated Depreciation [Member] | Other Leases [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning	37,543
Depreciation of the period	14,889
Disposal and others	(186)
Balance at the end	S/ 52,246	S/ 37,543